Form N-1A Cover	Nov. 20, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Upright Investments Trust
Entity Central Index Key	0001058587
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 20, 2025